Income Tax Expense - Disclosure of Deferred Tax Assets Liability Adjustments (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Deferred tax assets for tax losses not recognised comprises:
Carried forward tax losses benefit	$ 221,070,595	$ 206,764,587	$ 195,098,009
Total deferred tax assets for tax losses not recognized	$ 42,042,046	$ 43,688,958	$ 43,593,823